Note 19 - Other Charges (Details) - USD ($) $ in Millions	24 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Note 19 - Other Charges (Details) [Line Items]
Executive Retirement Liability		$ 0.9
Former Chairman and CEO [Member]
Note 19 - Other Charges (Details) [Line Items]
Executive Retirement Charge	$ 3.7
Executive Retirement Liability	0.5
Workforce Reduction Charges, Office Closure Costs and Network Consolidation Costs [Member] | Fiscal 2015 Restructuring Plan [Member]
Note 19 - Other Charges (Details) [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	0.8
Workforce Reduction Charges, Office Closure Costs and Network Consolidation Costs [Member] | Fiscal 2014 Restructuring Plan [Member]
Note 19 - Other Charges (Details) [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 2.0